Alger Mid Cap 40 ETF Shareholder Fees	Dec. 31, 2025 USD ($)
Alger Mid Cap 40 ETF | Alger Mid Cap 40 ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0